Lease - Summary of Cash Flow Arising From Lease Transaction (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Cash paid for amounts included in the measurements of lease liabilities:
Operating cash inflows/(outflows) from operating leases	$ (10)
Operating cash inflows/(outflows) from finance leases	0
Financing cash inflows/(outflows) from finance leases	0
Supplemental non-cashinformation on lease liabilities arising from obtaining right-of-use assets
Operating leases	0
Finance leases	$ 0